RELATED PARTY TRANSACTIONS - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Abstract]
Salaries and other short-term employee benefits	€ 18	€ 20	€ 17
Post-employment benefits	1	1	0
Share-based payments	8	20	25
Termination benefits	0	10	2
Total	€ 27	€ 51	€ 44